12. Stock Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock Compensation

NOTE 13 – STOCK COMPENSATION

In January 2017, the Company began granting stock to reward and attract employees with Common Stock. Stock grants are offered as part of the employment offer package, to ensure continuity of employment or as a reward for performance. Each of these grants requires a specific tenure of employment before the grant vests with typical vesting periods of 1 to 3 years of employment.

The following schedule shows stock grant activity for the six months ended June 30, 2019.

Grants outstanding as of December 31, 2018	1,802,667
Grants awarded	23,300
Forfeiture/Cancelled	(70,000)
Grants vested	(90,800)
Grants outstanding as of June 30, 2019	1,665,167

The following table summarizes stock grant vesting periods.

Number of Shares	Period Ending December 31,
585,999	2019 – 6 Months
597,500	2020 – 12 Months
481,668	2021 – 12 Months
1,665,167

In January 2018, the Company implemented an equity incentive plan to reward and attract employees and compensate vendors for services when applicable. In May 2019, the Company terminated the original plan and adopted a new equity incentive plan, authorizing an aggregate of 3,500,000 shares of Common Stock for issuance thereunder. Stock options are sometimes offered as part of an employment offer package, to ensure continuity of service or as a reward for performance. The following schedule shows stock option activity for the six months ended June 30, 2019.

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2018	1,184,000	9.68	$1.15
Issued	674,999	9.67	$1.32
Exercised	–	–	–
Expired	(32,500)	9.42	$1.14
Stock options outstanding at June 30, 2019	1,826,499	9.45	$1.20
Stock options exercisable at June 30, 2019	165,625	9.11	$1.12

The following table summarizes stock option vesting periods under the two stock options plans.

Number of Shares	Period Ending December 31,
552,913	2019 – 6 Months
584,831	2020 – 12 Months
449,465	2021 – 12 Months
73,665	2022 – 12 Months
1,660,874

NOTE 12 – STOCK COMPENSATION

In January 2017, the Company implemented a stock grant program to reward and attract employees with common stock. Stock grants are offered as part of the employment offer package, to insure continuity of employment or as a reward for performance. Each of these grants requires a specific tenure of employment before the grant vests.

Stock compensation expense for the years ended December 31, 2018 and 2017 was $1,245,826 and $84,837, respectively based on the vesting schedule of the stock grants and options. During the year ended December 31, 2018, 558,833 shares vested and were issued to employees. No cash flow affects are anticipated for stock grants.

During the year ended December 31, 2018, the Company reserved 2,141,500 shares of common stock for issuance to employees which will vest after a period of 1, 2 or 3 years of employment. The fair value of the stock is $2,141,500 based on the average share price of $1.00. The following schedule shows stock grant activity for the year ended December 31, 2018.

Total Grants awarded as of December 31, 2017	310,000
Grants awarded	2,141,500
Forfeiture/Cancelled	90,000
Grants vested	558,833
Total Grants awarded as of December 31, 2018	1,802,667

The following table summarizes stock grant vesting periods.

Amount of Shares	Year Ending December 31,
688,499	2019
632,500	2020
481,668	2021
1,802,667

In January 2018, the Company implemented a stock option plan to reward and attract employees and compensate vendors for services. Stock options are offered as part of an employment offer package, to insure continuity of service or as a reward for performance. The stock option plan authorizes 3,000,000 shares of common stock. 1,259,000 options have been awarded under the Plan as of December 31, 2018 and no options were awarded as of December 31, 2017. The fair value of the options is $1,126,003 using the Black-Scholes option pricing based on the estimated market value of the underlying common stock at the valuation measurement date of $0.90, the remaining contractual term of the options of 10 years, risk-free interest rate of 2.75% and expected volatility of the price of the underlying common stock of 100%. There is a moderate degree of subjectivity involved when using option pricing models to estimate the options and the assumptions used in the Black Scholes option-pricing model are moderately judgmental. 100,000 options have vested as of December 31, 2018. The following schedule shows stock option activity for the year ended December 31, 2018.

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding as of December 31, 2017	–	–	–
Issued	1,259,000
Exercised	–
Expired	75,000
Stock options outstanding at December 31, 2018	1,184,000	9.68	$1.15
Stock options exercisable at December 31, 2018	100,000

The following table summarizes stock option vesting periods.

Number of Shares	Year Ending December 31,
415,830	2019
385,831	2020
282,339	2021
1,084,000